Derivatives and Hedging Activities (Schedule of Interest Rate Derivatives) (Details) (Derivative Financial Instruments, Liabilities [Member], Cash Flow Hedging [Member], Designated as Hedging Instrument [Member], USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2012 derivative	Dec. 31, 2011
Derivative [Line Items]
Number of Interest Rate Derivatives Held	8
Notional Amount of Interest Rate Derivatives	$ 202,590
Interest Rate Derivative Liabilities, at Fair Value	3,830	98
Swap [Member]
Derivative [Line Items]
Number of Interest Rate Derivatives Held	7	1
Notional Amount of Interest Rate Derivatives	152,590	5,060
Interest Rate Derivative Liabilities, at Fair Value	3,830	98
Interest Rate Cap [Member]
Derivative [Line Items]
Number of Interest Rate Derivatives Held	1
Notional Amount of Interest Rate Derivatives	50,000
Interest Rate Derivative Liabilities, at Fair Value	$ 0